Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Equity Dual Directional 5 Buffer ETF™ – Quarterly

Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated January 2, 2026 or February 27, 2026

March 24, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately three months. The current Outcome Period will end on March 31, 2026, and each Fund will commence a new Outcome Period that will begin on April 1, 2026 and end on June 30, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of March 24, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	TFJL	5.44% – 11.44% (5.24% – 11.24% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Emerging Markets 10 Buffer ETF™– Quarterly	EBUF	6.30% – 8.30% (6.07% – 8.07% after taking into account the Fund’s unitary management fee for the Outcome Period)

Innovator Equity Dual Directional 5 Buffer ETF™ – Quarterly	DDSQ	5.00% – 6.00% (4.80% – 5.80% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly	DDNQ	6.18% – 7.18% (5.98% – 6.98% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Growth Accelerated ETF® – Quarterly	XDQQ	8.86% – 10.86% (8.66% – 10.66% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator International Developed 10 Buffer ETF™– Quarterly	IBUF	5.16% – 7.16% (4.94% – 6.94% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator Nasdaq-100® 10 Buffer ETF™– Quarterly	QBUF	4.77% – 5.77% (4.57% – 5.57% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 5 to 15 Buffer ETF™– Quarterly	EALT	5.93% – 6.93% (5.75% – 6.75% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity 10 Buffer ETF™– Quarterly	ZALT	4.06% – 4.66% (3.88% – 4.48% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Equity Accelerated ETF® – Quarterly	XDSQ	8.93% – 10.93% (8.73% – 10.73% after taking into account the Fund’s unitary management fee for the Outcome Period)
Innovator U.S. Small Cap 10 Buffer ETF™– Quarterly	RBUF	6.22% – 7.22% (6.02% – 7.02% after taking into account the Fund’s unitary management fee for the Outcome Period)

Please Keep This Supplement With Your Prospectus For Future Reference